BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2022
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 4-BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2022	2021
	(in thousands)
Inventories:
Raw materials	$55	$563
Work in process	14	39
Finished goods (1)	1,200	935
Total Inventories	$1,269	$1,537

(1)
Includes finished goods at customer sites of approximately $0.1 million and $0.1 million at December 31, 2022 and 2021, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31,	December 31,
	2022	2021
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$553	$1,295
Advance to suppliers	50	7
Other receivables	446	796
Prepaid and others (2)	3,046	2,713
Total Prepaid and other current assets	$4,095	$4,811

(1)
2022 balance includes $0.1 million prepaid consumption tax, $0.2 million prepaid value added tax and $0.3 million prepaid goods and service tax. 2021 balance includes $0.1 million prepaid consumption tax, $0.9 million prepaid value added tax, $0.01 million duty recoverable and $0.3 million prepaid goods and service tax.
(2)
2022 balance includes $2.1 million interest receivable. 2021 balance includes $2.0 million interest receivable.

	December 31,	December 31,
	2022	2021
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,637	$1,801
Automobiles	256	271
Computers and software	3,132	4,461
Equipment and furniture	19,668	22,240
Total	24,693	28,773
Less: accumulated depreciation	(24,089)	(28,171)
Total Property, plant and equipment, net	$604	$602

During the years ended December 31, 2022, 2021 and 2020, the Company wrote-off fully depreciated property, plant and equipment of $1.4 million with accumulated depreciation of $1.4 million, $2.4 million with accumulated depreciation of $2.4 million, and $0.5 million with accumulated depreciation of $0.5 million, respectively.

	December 31,	December 31,
	2022	2021
	(in thousands)
Other current liabilities:
Warranty costs	$67	$53
Accrued professional fees	702	993
Accrued other taxes	878	36
Provision for liquidation damages	1,031	1,073
Contract deposits	604	349
Others	611	869
Total other current liabilities	$3,893	$3,373

	December 31,	December 31,
	2022	2021
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,000	$979
Total other long-term liabilities	$1,000	$979